Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
December 2010 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the restructuring plan as well as a summary of the actual costs incurred through December 31, 2010:

($ in millions) December 2010 Plan	Planned Costs	Actual Incurred Through December 31, 2010
Workforce reduction	$1.3	$1.3
Asset impairments	0.3	0.1

Restructuring charge	1.6	1.4

Other costs	0.3	0.3

Restructuring-related costs	0.3	0.3

Total restructuring and restructuring-related costs	$1.9	$1.7

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the implementation of this restructuring plan:

($ in millions) December 2010 Plan
Restructuring liability at January 1, 2010	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.3
Cost paid	(1.3)
Restructuring liability at December 31, 2011	$—

April 2011 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) April 2011 Plan	Planned Costs	Actual incurred through December 31, 2011
Workforce reduction	$0.8	$0.7
Total restructuring charge	$0.8	$0.7

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) April 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.7

Cost paid	(0.7)

Restructuring liability at December 31, 2011	$—

October 2011 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) October 2011 Plan	Planned Costs	Actual Incurred Through December 31, 2011
Workforce reduction	$2.2	$2.2
Restructuring charge	2.2	2.2
Equipment relocation	0.2	0.2
Restructuring-related costs	0.2	0.2
Total restructuring and restructuring-related costs	$2.4	$2.4

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) October 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges	2.2

Cost paid	(2.2)
Restructuring liability at December 31, 2012	$—

June 2012 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) June 2012 Plan	Planned Costs	Actual Incurred Through December 31, 2012
Workforce reduction	$2.1	$2.0
Asset impairment charge	1.2	1.4
Other charge	0.1	0.2
Restructuring and impairment charges	$3.4	$3.6
Inventory write-down	$0.6	$0.7
Equipment relocation	0.5	0.3
Other charges	0.5	0.6
Restructuring-related charges	$1.6	$1.6
Total restructuring and restructuring-related charges	5.0	5.2

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) June 2012 Plan
Restructuring liability at April 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	3.1

Cost paid	(3.0)

Restructuring liability at December 31, 2012	$0.1

December 2012 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) December 2012 Plan	Planned Costs	Actual incurred through December 31, 2012
Workforce reduction	$1.7	$1.4
Asset impairment charge	1.1	1.1
Other charge	0.3	0.3
Restructuring and impairment charges	$3.1	$2.8
Inventory write-down	$0.5	$0.5
Equipment relocation	0.1	—
Other charges	0.4	0.1
Restructuring-related charges	$1.0	$0.6
Total restructuring and restructuring-related charges	4.1	3.4

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) December 2012 Plan
Restructuring liability at October 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.8

Cost paid	(0.2)
Restructuring liability at December 31, 2012	$1.6